Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Columbia Overseas Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class A
Trading Symbol	COAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 64	1.15% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holding
s
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

Columbia Overseas Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class C
Trading Symbol	COCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 106	1.90% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.90%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriva
t
ives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

Columbia Overseas Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional Class
Trading Symbol	COSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 50	0.90% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Hold
in
gs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

Columbia Overseas Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 2 Class
Trading Symbol	COSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.82% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fu nd
's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

Columbia Overseas Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 3 Class
Trading Symbol	COSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 43	0.77% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeu
p of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

Columbia Overseas Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class R
Trading Symbol	COVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 78	1.40% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

Columbia Overseas Value Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class S
Trading Symbol	COSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 50	0.90% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 5,375,431,839
Holdings Count | Holding	133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,375,431,839
Total number of portfolio holdings	133
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment mak
eup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.3%
Banco Santander SA	3.1%
TotalEnergies SE	2.6%
Imperial Brands PLC	2.4%
Northern Star Resources Ltd.	2.2%
BPER Banca SPA	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
ING Groep NV	1.9%
Check Point Software Technologies Ltd.	1.9%
AXA SA	1.9%

[1]	Annualized.